NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018
Disclosure of subsidiaries [line items]
Revenues	[1]	$ 3,971		$ 3,797		$ 2,772
Net income (loss)	[1]	80		583		4
Total comprehensive income (loss)	[1]	2,025		4,474		1,354
Property, plant and equipment, at fair value		41,055	[1]	38,177	[1]	32,708	$ 32,708	[1]
Total assets	[1]	46,196		43,508			$ 36,796
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues		155		157		123
Net income (loss)		2		2		(34)
Total comprehensive income (loss)		61		95		(133)
Net income (loss) allocated to non-controlling interests		0		1		(29)
Property, plant and equipment, at fair value		1,713		1,687
Total assets		1,754		1,737
Total borrowings		509		536
Total liabilities		569		582
Carrying value of non-controlling interests		$ 922		900
Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%
Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues		$ 451		447		430
Net income (loss)		(20)		17		(20)
Total comprehensive income (loss)		294		544		529
Net income (loss) allocated to non-controlling interests		(13)		9		(13)
Property, plant and equipment, at fair value		5,240		5,553
Total assets		5,455		5,831
Total borrowings		1,756		1,979
Total liabilities		2,116		2,395
Carrying value of non-controlling interests		$ 1,852		1,929
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		60.00%
Brookfield Infrastructre Fund III, Ownership Basis | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		69.00%
Brookfield Infrastructre Fund III, Ownership Basis | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		71.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties		22.90%
Revenues		$ 255		311		53
Net income (loss)		10		19		18
Total comprehensive income (loss)		359		898		126
Net income (loss) allocated to non-controlling interests		8		15		13
Property, plant and equipment, at fair value		2,508		2,322
Total assets		3,371		3,725
Total borrowings		850		838
Total liabilities		1,089		1,441
Carrying value of non-controlling interests		1,622		1,641
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues		39		0		0
Net income (loss)		9		0		0
Total comprehensive income (loss)		4		0		0
Net income (loss) allocated to non-controlling interests		6		0		0
Property, plant and equipment, at fair value		538		0
Total assets		662		0
Total borrowings		331		0
Total liabilities		439		0
Carrying value of non-controlling interests		$ 162		0
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		72.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		73.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties		50.00%
Revenues		$ 96		38		0
Net income (loss)		42		15		0
Total comprehensive income (loss)		138		25		0
Net income (loss) allocated to non-controlling interests		19		6		0
Property, plant and equipment, at fair value		1,849		1,679
Total assets		3,486		1,975
Total borrowings		1,651		924
Total liabilities		2,045		1,933
Carrying value of non-controlling interests		$ 651		314
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties		25.00%
Revenues		$ 145		142		135
Net income (loss)		67		56		47
Total comprehensive income (loss)		(99)		(16)		57
Net income (loss) allocated to non-controlling interests		17		14		12
Property, plant and equipment, at fair value		696		875
Total assets		794		982
Total borrowings		325		369
Total liabilities		342		387
Carrying value of non-controlling interests		$ 88		124
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties		76.00%
Revenues		$ 971		896		797
Net income (loss)		293		331		89
Total comprehensive income (loss)		1,007		1,290		236
Net income (loss) allocated to non-controlling interests		220		251		67
Property, plant and equipment, at fair value		7,352		6,665
Total assets		8,403		7,717
Total borrowings		1,865		1,744
Total liabilities		3,928		3,548
Carrying value of non-controlling interests		$ 3,395		3,169
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties		71.10%
Revenues		$ 991		815		147
Net income (loss)		(207)		213		(56)
Total comprehensive income (loss)		90		1,063		(57)
Net income (loss) allocated to non-controlling interests		(149)		142		(47)
Property, plant and equipment, at fair value		10,350		9,163
Total assets		11,420		10,263
Total borrowings		6,297		5,829
Total liabilities		8,155		7,209
Carrying value of non-controlling interests		$ 2,344		2,160
TerraForm Power | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		32.60%
TerraForm Power | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		38.50%
Other
Disclosure of subsidiaries [line items]
Revenues		$ 29		21		32
Net income (loss)		6		2		7
Total comprehensive income (loss)		17		16		0
Net income (loss) allocated to non-controlling interests		5		1		3
Property, plant and equipment, at fair value		261		253
Total assets		268		293
Total borrowings		93		70
Total liabilities		114		88
Carrying value of non-controlling interests		$ 50		52
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		20.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties		50.00%
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Revenues		$ 3,132		2,827		1,717
Net income (loss)		202		655		51
Total comprehensive income (loss)		1,871		3,915		758
Net income (loss) allocated to non-controlling interests		113		439		$ 6
Property, plant and equipment, at fair value		30,507		28,197
Total assets		35,613		32,523
Total borrowings		13,677		12,289
Total liabilities		18,797		17,583
Carrying value of non-controlling interests		$ 11,086		$ 10,289
Isagen institutional investors
Disclosure of subsidiaries [line items]
Interests held by third parties		53.00%
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties		0.40%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).